OTHER NON-CURRENT LIABILITIES (Other non-current liabilities) (Details) - USD ($) $ in Thousands	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023
Subclassifications of assets, liabilities and equities [abstract]
Employee benefit obligation - Statutory severance and pre-notice (a)	$ 32,400	$ 31,003	$ 42,127
Employee benefit obligation - Defined contribution plan (b)	5,267	4,225
Provisions (c)	10,541	11,080	$ 10,707
Derivative liability	8,602	0
Other non-current liabilities	$ 56,810	$ 46,308